RECOVERABLE TAXES - Summary (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
RECOVERABLE TAXES
IRPJ/CSLL - prepayments and withheld taxes	R$ 149,436	R$ 94,323
PIS and COFINS - on acquisition of property, plant and equipment	86,538	94,108
PIS and COFINS - operations	377,504	331,203
PIS/COFINS - exclusion ICMS	570,945	582,433
ICMS - on acquisition of property, plant and equipment	135,515	129,081
ICMS - operations	1,433,929	1,363,453
Reintegra program	59,788	49,265
Other taxes and contributions	42,939	50,291
Provision for loss of ICMS credits	(1,097,574)	(1,064,268)	R$ (1,164,782)
Recoverable taxes	1,759,020	1,629,889
Current assets	422,129	360,725
Non-current assets	R$ 1,336,891	R$ 1,269,164